Schedule V - Valuation and Qualifying Accounts Level 4 (Details) - USD ($) $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 01, 2020	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Jun. 01, 2018	Dec. 31, 2017
Movement in Valuation allowance and reserves
Reinsurance Recoverable, Allowance for Credit Loss	$ 5			$ 7	$ 0
Reinsurance Recoverable, Credit Loss Expense (Reversal)				2
Reinsurance Recoverable, Allowance for Credit Loss, Recovery				0
Financing Receivable, Allowance for Credit Loss, Writeoff				0
Debt Securities, Available-for-sale, Allowance for Credit Loss	0			1	0
Debt Securities, Available-for-sale, Allowance for Credit Loss, Writeoff				0
Debt Securities, Available-for-sale, Allowance for Credit Loss, Period Increase (Decrease)				(1)
Financing Receivable, Allowance for Credit Loss				17	0
Mortgage loans [1]
Movement in Valuation allowance and reserves
Translation Adjustment		$ 0	$ (5)		0
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)				8
Commercial Loan [Member]
Movement in Valuation allowance and reserves
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)		0	5	8	(5)
Financing Receivable, Allowance for Credit Loss	9	0	5	17	0	$ 5	$ 0	$ 0
Valuation allowance on mortgage loans [Member]
Movement in Valuation allowance and reserves
Balance, January 1	$ 0	0	0	$ 0	5
Charged to Costs and Expenses		0	6		0
Write-offs/Payments/Other		0	(1)		(5)
Balance, December 31		$ 0	$ 5		$ 0